Borrowings - Additional Information (Details) $ in Billions	Dec. 31, 2025 USD ($)
Short-term Debt [Line Items]
Deposits with the federal reserve	$ 9.3
Federal Reserve Bank of Cleveland
Short-term Debt [Line Items]
Unused secured borrowing capacity	39.5
Federal Home Loan Bank of Cincinnati
Short-term Debt [Line Items]
Unused secured borrowing capacity	$ 18.9